Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Summary of Disclosure of Inventory
The Group's inventory primarily consisted of vehicles as follows:

	As of June 30, 2026	As of December 31, 2025
Finished goods and goods for resale	862,886	1,024,942
NRV adjustment (inventory impairment provision)	(142,900)	(171,863)
Total	719,986	853,079